SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Subsequent Event [Line Items]
Granted
Expiration period	10 years
Maximum [Member]
Subsequent Event [Line Items]
Vesting period	4 years
Subsequent Event [Member] | Stock Option [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Vesting period		4 years
Shares vested per quarter		130,667
Additional vesting period		2 years
Additional shares vested per quarter		25,000
Exercise price (in dollars per share)		$ 1.01
Expiration period		10 years
Subsequent Event [Member] | Maximum [Member] | Stock Option [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Granted		2,090,667
Additional shares granted		200,000